UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III
Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

Impact Shares Women's Empowerment ETF Tailored Shareholder Report

Semi-annual shareholder report December 31, 2025

Impact Shares Women's Empowerment ETF

Ticker: WOMN (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Impact Shares Women's Empowerment ETF (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.impactetfs.org. You can also request this information by contacting us at (844) 954‑7733 or by writing to the Impact Shares Women's Empowerment ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Shares Women's Empowerment ETF	$39	0.75%

Key Fund Statistics

(as of December 31, 2025)

Fund Size (Thousands)	$67,401
Number of Holdings	203
Total Advisory Fee	$240,740
Portfolio Turnover Rate	37%

Sector Type - Investments

(% of Total Net Assets)

What did the Fund invest in?

(as of December 31, 2025)

Top Ten Holdings	(% of total net assets)
Alphabet, Inc. - Class A	4.9
Microsoft Corp.	4.9
NVIDIA Corp.	3.8
JPMorgan Chase & Co.	3.5
Cisco Systems Inc.	2.7
International Business Machines Corp.	2.5
Visa, Inc. - Class A	2.5
Exxon Mobil Corp.	2.1
Verizon Communications, Inc.	2.0
Salesforce, Inc.	2.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.impactetfs.org.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Impact Shares NAACP Minority Empowerment ETF Tailored Shareholder Report

Semi-annual shareholder report December 31, 2025

Impact Shares NAACP Minority Empowerment ETF

Ticker: NACP (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Impact Shares NAACP Minority Empowerment ETF (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.impactetfs.org. You can also request this information by contacting us at (844) 954-7733 or by writing to the Impact Shares NAACP Minority Empowerment ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Shares NAACP Minority Empowerment ETF	$26	0.49%

Costs paid as a percentage of investment are annualized.

Key Fund Statistics

(as of December 31, 2025)

Fund Size (Thousands)	$62,130
Number of Holdings	202
Total Advisory Fee	$139,552
Portfolio Turnover Rate	21%

Sector Type - Investments

(% of Total Net Assets)

What did the Fund invest in?

(as of December 31, 2025)

Top Ten Holdings	(% of total net assets)
Amazon.com, Inc.	5.3
NVIDIA Corp.	5.1
Tesla Inc.	4.9
Microsoft Corp.	4.8
Alphabet, Inc. - Class A	4.5
Meta Platforms, Inc. - Class A	4.1
JPMorgan Chase & Co.	3.8
Advanced Micro Devices, Inc.	3.3
Micron Technology, Inc.	3.2
Oracle Corp.	2.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.impactetfs.org.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

1

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

December 31, 2025 (Unaudited)

Tidal Trust III

Impact Shares NAACP Minority Empowerment ETF | NACP | NYSE Arca, Inc.

Impact Shares Women’s Empowerment ETF               | WOMN | NYSE Arca, Inc.

Impact Shares ETFs

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

December 31, 2025 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Banking - 5.0%
Bank of America Corp.	12,122	$666,710
Citigroup, Inc.	3,096	361,272
Fifth Third Bancorp	1,371	64,177
Huntington Bancshares, Inc.	2,979	51,686
JPMorgan Chase & Co.	4,922	1,585,967
M&T Bank Corp.	313	63,063
PNC Financial Services Group, Inc.	689	143,815
Regions Financial Corp.	1,781	48,265
Truist Financial Corp.	2,287	112,543
		3,097,498
Consumer Discretionary Products - 5.7%
Ford Motor Co.	9,773	128,222
General Motors Co.	2,214	180,042
Nike, Inc. - Class B	2,987	190,302
Tesla, Inc.(a)	6,696	3,011,325
		3,509,891
Consumer Discretionary Services - 0.8%
Hilton Worldwide Holdings, Inc.	546	156,839
Marriott International, Inc. - Class A	564	174,975
Royal Caribbean Cruises Ltd.	615	171,536
		503,350
Consumer Staple Products - 1.8%
Clorox Co.	223	22,485
Coca-Cola Co.	7,413	518,243
Hershey Co.	288	52,410
Mondelez International, Inc. - Class A	2,563	137,966
PepsiCo, Inc.	2,546	365,402
		1,096,506
Financial Services - 5.9%
Bank of New York Mellon Corp.	1,195	138,728
Charles Schwab Corp.	3,052	304,925
LPL Financial Holdings, Inc.	166	59,290
Mastercard, Inc. - Class A	1,515	864,883
Moody’s Corp.	309	157,853
Morgan Stanley	2,143	380,447
Nasdaq, Inc.	764	74,207
PayPal Holdings, Inc.	1,745	101,873
S&P Global, Inc.	559	292,128
Synchrony Financial	766	63,907
T. Rowe Price Group, Inc.	436	44,638

The accompanying notes are an integral part of these financial statements.

Verisk Analytics, Inc. - Class A	269	$60,173
Visa, Inc. - Class A	3,154	1,106,139
		3,649,191
Health Care - 10.5%
Abbott Laboratories, ADR	3,343	418,844
AbbVie, Inc.	3,282	749,904
Agilent Technologies, Inc.	556	75,655
Becton Dickinson & Co.	574	111,396
Biogen, Inc.(a)	260	45,757
Boston Scientific Corp.(a)	2,874	274,036
Bristol-Myers Squibb Co.	3,530	190,408
Cigna Group	496	136,514
CVS Health Corp.	2,418	191,893
Danaher Corp.	1,184	271,041
Edwards Lifesciences Corp.(a)	1,216	103,664
Elevance Health, Inc.	413	144,777
Gilead Sciences, Inc.	2,425	297,645
Humana, Inc.	210	53,787
Illumina, Inc.(a)	325	42,627
Incyte Corp.(a)	317	31,310
Johnson & Johnson	4,503	931,896
Labcorp Holdings, Inc.	160	40,141
Medtronic PLC	2,510	241,111
Merck & Co., Inc.	4,860	511,564
Pfizer, Inc.	10,317	256,893
ResMed, Inc.	279	67,203
Stryker Corp.	710	249,544
Thermo Fisher Scientific, Inc.	711	411,989
UnitedHealth Group, Inc.	1,681	554,915
Zoetis, Inc. - Class A	926	116,509
		6,521,023
Industrial Products - 6.3%
3M Co.	1,067	170,827
AMETEK, Inc.	444	91,158
Boeing Co.(a)	1,305	283,342
Carrier Global Corp.	1,576	83,276
Cummins, Inc.	269	137,311
Deere & Co.	451	209,972
Eaton Corp. PLC	712	226,779
Emerson Electric Co.	1,007	133,649
GE Aerospace	1,992	613,596
GE Vernova, Inc.	475	310,446
Honeywell International, Inc.	1,158	225,914
Howmet Aerospace, Inc.	745	152,740
Hubbell, Inc.	95	42,190
Illinois Tool Works, Inc.	576	141,869
Ingersoll Rand, Inc.	826	65,436
Johnson Controls International PLC	1,125	134,719
Keysight Technologies, Inc.(a)	659	133,902

The accompanying notes are an integral part of these financial statements.

L3Harris Technologies, Inc.	374	$109,795
Lennox International, Inc.	65	31,563
Northrop Grumman Corp.	272	155,097
nVent Electric PLC	318	32,426
Otis Worldwide Corp.	770	67,259
Rockwell Automation, Inc.	217	84,428
Textron, Inc.	383	33,386
Trane Technologies PLC	440	171,248
Xylem, Inc.	506	68,907
		3,911,235
Industrial Services - 2.1%
AECOM	250	23,832
Cintas Corp.	639	120,177
CSX Corp.	3,305	119,806
Delta Air Lines, Inc.	1,130	78,422
Expeditors International of Washington, Inc.	273	40,680
FedEx Corp.	401	115,833
J.B. Hunt Transport Services, Inc.	167	32,455
Jacobs Solutions, Inc.	260	34,440
Norfolk Southern Corp.	453	130,790
Southwest Airlines Co.	941	38,891
Union Pacific Corp.	1,063	245,893
United Airlines Holdings, Inc.(a)	668	74,696
United Parcel Service, Inc. - Class B	1,457	144,520
United Rentals, Inc.	124	100,356
		1,300,791
Insurance - 1.0%
Aon PLC - Class A	424	149,621
MetLife, Inc.	986	77,835
Principal Financial Group, Inc.	445	39,253
Progressive Corp.	1,090	248,215
Travelers Cos., Inc.	438	127,046
		641,970
Materials - 1.5%
Carlisle Cos., Inc.	40	12,794
CRH PLC	1,161	144,893
DuPont de Nemours, Inc.	819	32,924
Ecolab, Inc.	506	132,835
Freeport-McMoRan, Inc.	2,730	138,657
International Flavors & Fragrances, Inc.	515	34,706
Martin Marietta Materials, Inc.	109	67,870
Newmont Corp.	2,024	202,096
PPG Industries, Inc.	451	46,209
Southern Copper Corp.	184	26,431
Vulcan Materials Co.	255	72,731
		912,146

The accompanying notes are an integral part of these financial statements.

Media - 9.7%
Alphabet, Inc. - Class A	8,783	$2,749,079
Electronic Arts, Inc.	412	84,184
Meta Platforms, Inc. - Class A	3,857	2,545,967
Uber Technologies, Inc.(a)	7,679	627,451
Zillow Group, Inc. - Class A(a)	92	6,277
Zillow Group, Inc. - Class C(a)	313	21,353
		6,034,311
Oil & Gas - 4.2%
Baker Hughes Co.	1,961	89,304
Cheniere Energy, Inc.	453	88,059
Chevron Corp.	3,455	526,577
ConocoPhillips	2,146	200,887
Devon Energy Corp.	1,216	44,542
Exxon Mobil Corp.	7,674	923,489
Halliburton Co.	1,879	53,100
Kinder Morgan, Inc.	3,984	109,520
Marathon Petroleum Corp.	577	93,837
ONEOK, Inc.	1,100	80,850
Phillips 66	721	93,038
SLB NV	2,562	98,330
Valero Energy Corp.	587	95,558
Williams Cos., Inc.	2,176	130,799
		2,627,890
Real Estate - 1.2%
AvalonBay Communities, Inc. - REIT	269	48,772
Equinix, Inc. - REIT	180	137,909
Prologis, Inc. - REIT	1,717	219,192
SBA Communications Corp. - Class A - REIT	229	44,296
Welltower, Inc. - REIT	1,294	240,179
Weyerhaeuser Co. - REIT	1,482	35,109
		725,457
Renewable Energy - 0.2%
First Solar, Inc.(a)	438	114,419

Retail & Wholesale - Discretionary - 5.7%
Amazon.com, Inc.(a)	13,442	3,102,682
eBay, Inc.	1,121	97,639
Lowe’s Cos., Inc.	1,317	317,608
		3,517,929
Retail & Wholesale - Staples - 1.6%
Archer-Daniels-Midland Co.	941	54,098
Kroger Co.	1,221	76,288
US Foods Holding Corp.(a)	487	36,681

The accompanying notes are an integral part of these financial statements.

Walmart, Inc.	7,622	$849,167
		1,016,234
Software & Tech Services - 12.0%
Accenture PLC - Class A	2,358	632,651
Cognizant Technology Solutions Corp. - Class A	1,884	156,372
Gartner, Inc.(a)	314	79,216
HubSpot, Inc.(a)	190	76,247
International Business Machines Corp.	3,784	1,120,859
Microsoft Corp.	5,784	2,797,258
Oracle Corp.	6,261	1,220,332
Palo Alto Networks, Inc.(a)	2,727	502,313
Salesforce, Inc.	3,321	879,766
		7,465,014
Tech Hardware & Semiconductors - 19.8%
Advanced Micro Devices, Inc.(a)	6,466	1,384,758
Analog Devices, Inc.	1,895	513,924
Applied Materials, Inc.	3,036	780,222
Ciena Corp.(a)	550	128,628
Cisco Systems, Inc.	15,592	1,201,052
Flex Ltd.(a)	1,254	75,767
Hewlett Packard Enterprise Co.	4,915	118,058
HP, Inc.	3,720	82,882
Intel Corp.(a)	17,672	652,097
KLA Corp.	511	620,906
Lam Research Corp.	4,880	835,358
Microchip Technology, Inc.	1,744	111,128
Micron Technology, Inc.	4,358	1,243,817
NVIDIA Corp.	16,438	3,065,687
NXP Semiconductors NV	834	181,028
QUALCOMM, Inc.	4,223	722,344
Texas Instruments, Inc.	3,427	594,550
		12,312,206
Telecommunications - 1.0%
AT&T, Inc.	13,535	336,209
Verizon Communications, Inc.	7,650	311,585
		647,794
Utilities - 3.4%
Alliant Energy Corp.	519	33,740
American Electric Power Co., Inc.	1,057	121,883
CMS Energy Corp.	610	42,657
Consolidated Edison, Inc.	729	72,404
Dominion Energy, Inc.	1,759	103,060
DTE Energy Co.	411	53,011
Duke Energy Corp.	1,580	185,192
Edison International	804	48,256
Entergy Corp.	891	82,355
Eversource Energy	707	47,602

The accompanying notes are an integral part of these financial statements.

Exelon Corp.	2,045	$89,142
FirstEnergy Corp.	1,035	46,337
NextEra Energy, Inc.	4,062	326,097
NiSource, Inc.	969	40,466
NRG Energy, Inc.	375	59,715
PG&E Corp.	4,581	73,617
PPL Corp.	1,469	51,444
Public Service Enterprise Group, Inc.	1,012	81,264
Sempra	1,351	119,280
Southern Co.	2,224	193,933
Vistra Corp.	683	110,188
WEC Energy Group, Inc.	609	64,225
Xcel Energy, Inc.	1,156	85,382
		2,131,250

TOTAL COMMON STOCKS (Cost $47,443,852)		61,736,105

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.67%(b)	394,961	394,961

TOTAL SHORT-TERM INVESTMENTS (Cost $394,961)		394,961

TOTAL INVESTMENTS - 100.0% (Cost $47,838,813)		$62,131,066
Liabilities in Excess of Other Assets - 0.0%(c)		(1,080)
TOTAL NET ASSETS - 100.0%		$62,129,986

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2025.

(c)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Impact Shares Women’s Empowerment ETF

Schedule of Investments

December 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Banking - 6.4%
Bank of America Corp.	18,138	$997,590
Citigroup, Inc.	4,636	540,975
Citizens Financial Group, Inc.	1,160	67,756
Fifth Third Bancorp	1,741	81,496
JPMorgan Chase & Co.	7,366	2,373,473
KeyCorp	2,433	50,217
U.S. Bancorp	4,043	215,734
		4,327,241
Consumer Discretionary Products - 1.0%
Aptiv PLC(a)	569	43,295
D.R. Horton, Inc.	750	108,023
Ford Motor Co.	10,826	142,037
General Motors Co.	2,465	200,454
PulteGroup, Inc.	539	63,203
Rivian Automotive, Inc. - Class A(a)	1,966	38,750
Tapestry, Inc.	525	67,079
		662,841
Consumer Discretionary Services - 1.8%
Chipotle Mexican Grill, Inc. - Class A(a)	3,676	136,012
Darden Restaurants, Inc.	316	58,150
McDonald’s Corp.	1,955	597,507
Starbucks Corp.	3,232	272,167
Yum! Brands, Inc.	820	124,049
		1,187,885
Consumer Staple Products - 4.7%
Church & Dwight Co., Inc.	682	57,186
Clorox Co.	466	46,987
Coca-Cola Co.	11,090	775,302
Colgate-Palmolive Co.	2,332	184,275
Estee Lauder Cos., Inc. - Class A	605	63,355
General Mills, Inc.	1,497	69,610
Hershey Co.	417	75,886
Kimberly-Clark Corp.	970	97,863
Kraft Heinz Co.	2,470	59,897
Mondelez International, Inc. - Class A	3,714	199,925
PepsiCo, Inc.	3,812	547,098
Procter & Gamble Co.	6,825	978,091
		3,155,475
Financial Services - 7.8%
Affirm Holdings, Inc. - Class A(a)	1,709	127,201

The accompanying notes are an integral part of these financial statements.

American Express Co.	1,483	$548,636
Bank of New York Mellon Corp.	1,790	207,801
Blackrock, Inc.	371	397,096
Capital One Financial Corp.	39	9,452
Equifax, Inc.	338	73,339
Fidelity National Information Services, Inc.	3,273	217,524
Global Payments, Inc.	644	49,846
Moody’s Corp.	425	217,111
Morgan Stanley	3,209	569,694
Northern Trust Corp.	508	69,388
PayPal Holdings, Inc.	2,614	152,605
Raymond James Financial, Inc.	442	70,981
S&P Global, Inc.	834	435,840
State Street Corp.	729	94,048
Synchrony Financial	950	79,258
T. Rowe Price Group, Inc.	576	58,971
Toast, Inc. - Class A(a)	3,007	106,779
TransUnion	546	46,819
Verisk Analytics, Inc. - Class A	393	87,910
Visa, Inc. - Class A	4,717	1,654,299
		5,274,598
Health Care - 11.9%
Abbott Laboratories, ADR	5,006	627,202
AbbVie, Inc.	4,912	1,122,343
Agilent Technologies, Inc.	835	113,618
Alnylam Pharmaceuticals, Inc.(a)	362	143,949
Amgen, Inc.	1,576	515,840
Biogen, Inc.(a)	386	67,932
Boston Scientific Corp.(a)	4,363	416,012
Bristol-Myers Squibb Co.	5,283	284,965
Cardinal Health, Inc.	692	142,206
Centene Corp.(a)	1,326	54,565
Cigna Group	739	203,395
Elevance Health, Inc.	617	216,289
Gilead Sciences, Inc.	3,528	433,027
Hologic, Inc.(a)	610	45,439
Illumina, Inc.(a)	428	56,136
Merck & Co., Inc.	7,172	754,925
Pfizer, Inc.	12,935	322,081
Regeneron Pharmaceuticals, Inc.	303	233,877
Stryker Corp.	1,032	362,717
Thermo Fisher Scientific, Inc.	1,064	616,535
UnitedHealth Group, Inc.	2,516	830,557
Vertex Pharmaceuticals, Inc.(a)	677	306,925
Zoetis, Inc. - Class A	1,319	165,957
		8,036,492
Industrial Products - 5.5%
Carrier Global Corp.	2,220	117,305
Cummins, Inc.	366	186,825

The accompanying notes are an integral part of these financial statements.

Eaton Corp. PLC	1,066	$339,532
Emerson Electric Co.	1,507	200,009
GE Aerospace	2,981	918,237
GE Vernova, Inc.	711	464,688
Johnson Controls International PLC	1,683	201,539
Keysight Technologies, Inc.(a)	1,030	209,286
nVent Electric PLC	436	44,459
Otis Worldwide Corp.	1,110	96,958
Pentair PLC	455	47,384
Rockwell Automation, Inc.	301	117,110
TE Connectivity PLC	1,758	399,962
Trane Technologies PLC	638	248,310
Xylem, Inc.	667	90,832
		3,682,436
Industrial Services - 2.4%
Automatic Data Processing, Inc.	2,451	630,471
Delta Air Lines, Inc.	1,693	117,494
Jacobs Solutions, Inc.	319	42,255
Republic Services, Inc. - Class A	562	119,104
Southwest Airlines Co.	1,145	47,323
Union Pacific Corp.	1,590	367,799
United Parcel Service, Inc. - Class B	2,020	200,364
W.W. Grainger, Inc.	118	119,068
		1,643,878
Insurance - 1.7%
Allstate Corp.	763	158,818
American International Group, Inc.	1,458	124,732
Hartford Financial Services Group, Inc.	813	112,031
MetLife, Inc.	1,476	116,515
Principal Financial Group, Inc.	596	52,573
Progressive Corp.	1,634	372,095
Prudential Financial, Inc.	926	104,527
Willis Towers Watson PLC	248	81,493
		1,122,784
Materials - 1.9%
Amcor PLC	6,421	53,551
Corteva, Inc.	1,934	129,636
Dow, Inc.	1,992	46,573
DuPont de Nemours, Inc.	1,116	44,863
Ecolab, Inc.	740	194,265
Freeport-McMoRan, Inc.	3,739	189,904
International Flavors & Fragrances, Inc.	931	62,740
International Paper Co.	1,372	54,043
Newmont Corp.	3,029	302,446
Packaging Corp. of America	249	51,351
PPG Industries, Inc.	616	63,115

The accompanying notes are an integral part of these financial statements.

Smurfit WestRock PLC	1,392	$53,829
		1,246,316
Media - 10.0%
Airbnb, Inc. - Class A(a)	1,089	147,799
Alphabet, Inc. - Class A	10,516	3,291,508
Alphabet, Inc. - Class C	119	37,342
Booking Holdings, Inc.	82	439,137
Comcast Corp. - Class A	28,751	859,367
DoorDash, Inc. - Class A(a)	891	201,794
Electronic Arts, Inc.	1,785	364,729
Expedia Group, Inc. - Class A	305	86,410
Pinterest, Inc. - Class A(a)	4,521	117,049
Uber Technologies, Inc.(a)	11,613	948,898
VeriSign, Inc.	490	119,046
Zillow Group, Inc. - Class A(a)	306	20,878
Zillow Group, Inc. - Class C(a)	1,358	92,643
		6,726,600
Oil & Gas - 4.7%
Baker Hughes Co.	2,856	130,062
Chevron Corp.	5,169	787,807
ConocoPhillips	3,214	300,863
Exxon Mobil Corp.	11,482	1,381,744
Occidental Petroleum Corp.	1,811	74,468
Phillips 66	1,078	139,105
SLB NV	3,831	147,034
Williams Cos., Inc.	3,258	195,839
		3,156,922
Real Estate - 1.8%
American Tower Corp. - REIT	1,257	220,692
AvalonBay Communities, Inc. - REIT	379	68,716
CBRE Group, Inc. - Class A(a)	841	135,224
Equinix, Inc. - REIT	271	207,629
Equity Residential - REIT	952	60,014
Essex Property Trust, Inc. - REIT	173	45,271
Invitation Homes, Inc. - REIT	1,982	55,080
Ventas, Inc. - REIT	1,212	93,785
Welltower, Inc. - REIT	1,938	359,712
		1,246,123
Renewable Energy - 0.3%
First Solar, Inc.(a)	676	176,591

Retail & Wholesale - Discretionary - 4.0%
AutoZone, Inc.(a)	46	156,009
Best Buy Co., Inc.	579	38,753
Burlington Stores, Inc.(a)	162	46,794
eBay, Inc.	1,215	105,827
Home Depot, Inc.	2,763	950,748

The accompanying notes are an integral part of these financial statements.

Lowe’s Cos., Inc.	1,512	$364,634
Lululemon Athletica, Inc.(a)	288	59,849
MercadoLibre, Inc.(a)	124	249,768
Ross Stores, Inc.	860	154,920
TJX Cos., Inc.	3,003	461,291
Tractor Supply Co.	1,422	71,114
Williams-Sonoma, Inc.	336	60,006
		2,719,713
Retail & Wholesale - Staples - 1.9%
Archer-Daniels-Midland Co.	1,293	74,335
Kroger Co.	1,776	110,964
Walmart, Inc.	9,970	1,110,758
		1,296,057
Software & Tech Services - 17.5%
Accenture PLC - Class A	3,565	956,489
Adobe, Inc.(a)	2,425	848,726
Atlassian Corp. - Class A(a)	949	153,871
Autodesk, Inc.(a)	1,288	381,261
Cloudflare, Inc. - Class A(a)	1,901	374,782
DocuSign, Inc.(a)	1,308	89,467
Gartner, Inc.(a)	510	128,663
HubSpot, Inc.(a)	292	117,180
International Business Machines Corp.	5,767	1,708,243
Intuit, Inc.	1,614	1,069,146
Microsoft Corp.	6,797	3,287,165
Salesforce, Inc.	5,024	1,330,908
ServiceNow, Inc.(a)	6,062	928,638
Tyler Technologies, Inc.(a)	256	116,211
Workday, Inc. - Class A(a)	1,291	277,281
		11,768,031
Tech Hardware & Semiconductors - 10.6%
Analog Devices, Inc.	2,870	778,344
Ciena Corp.(a)	829	193,878
Cisco Systems, Inc.	23,582	1,816,521
F5, Inc.(a)	343	87,554
Hewlett Packard Enterprise Co.	7,781	186,900
HP, Inc.	5,850	130,338
Motorola Solutions, Inc.	1,043	399,803
NetApp, Inc.	1,162	124,439
NVIDIA Corp.	13,633	2,542,555
Texas Instruments, Inc.	5,182	899,025
		7,159,357
Telecommunications - 2.0%
Verizon Communications, Inc.	33,151	1,350,240

Utilities - 1.8%
Alliant Energy Corp.	937	60,914

The accompanying notes are an integral part of these financial statements.

American Electric Power Co., Inc.	1,502	$173,196
American Water Works Co., Inc.	537	70,078
CMS Energy Corp.	868	60,699
Consolidated Edison, Inc.	1,030	102,300
Edison International	1,097	65,842
Entergy Corp.	1,272	117,571
Eversource Energy	687	46,256
Exelon Corp.	2,994	130,508
PPL Corp.	2,092	73,262
Sempra	1,909	168,546
Vistra Corp.	991	159,878
		1,229,050

TOTAL COMMON STOCKS (Cost $60,111,175)		67,168,630

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.67%(b)	230,355	230,355

TOTAL SHORT-TERM INVESTMENTS (Cost $230,355)		230,355

TOTAL INVESTMENTS - 100.0% (Cost $60,341,530)		$67,398,985
Other Assets in Excess of Liabilities - 0.0%(c)		2,129
TOTAL NET ASSETS - 100.0%		$67,401,114

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2025.

(c)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

December 31, 2025 (Unaudited)

	Impact Shares NAACP Minority Empowerment ETF	Impact Shares Women’s Empowerment ETF
ASSETS:
Investments, at value (cost $47,838,813 and $60,341,530) (Note 2)	$62,131,066	$67,398,985
Dividends receivable	22,462	43,363
Interest receivable	811	505
Dividend tax reclaim receivable	552	273
Total assets	62,154,891	67,443,126

LIABILITIES:
Payable to adviser (Note 4)	24,905	42,012
Total liabilities	24,905	42,012
NET ASSETS	$62,129,986	$67,401,114

NET ASSETS CONSISTS OF:
Paid-in capital	$40,455,401	$54,101,068
Total distributable earnings/(accumulated losses)	21,674,585	13,300,046
Total Net Assets	$62,129,986	$67,401,114

Net assets	$62,129,986	$67,401,114
Shares issued and outstanding(a)	1,250,000	1,625,000
Net asset value per share	$49.70	$41.48

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended December 31, 2025 (Unaudited)

	Impact Shares NAACP Minority Empowerment ETF	Impact Shares Women’s Empowerment ETF
INVESTMENT INCOME:
Dividend income	$391,576	$561,838
Less: Issuance fees	(4)	(9)
Interest income	2,626	2,858
Total investment income	394,198	564,687

EXPENSES:
Investment advisory fee (Note 4)	139,522	240,740
Total expenses	139,522	240,740
NET INVESTMENT INCOME (LOSS)	254,676	323,947

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(538,673)	(863,335)
In-kind redemptions	8,334,870	8,302,305
Net realized gain (loss)	7,796,197	7,438,970
Net change in unrealized appreciation (depreciation) on:
Investments	(663,704)	(4,685,219)
Net change in unrealized appreciation (depreciation)	(663,704)	(4,685,219)
Net realized and unrealized gain (loss)	7,132,493	2,753,751
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,387,169	$3,077,698

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

(Unaudited)

	Impact Shares NAACP Minority Empowerment ETF		Impact Shares Women’s Empowerment ETF
	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
OPERATIONS:
Net investment income (loss)	$254,676	$546,747	$323,947	$587,234
Net realized gain (loss)	7,796,197	1,682,669	7,438,970	4,248,083
Net change in unrealized appreciation depreciation)	(663,704)	4,562,774	(4,685,219)	1,769,088
Net increase (decrease) in net assets resulting from operations	7,387,169	6,792,190	3,077,698	6,604,405

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(121,908)	(1,562,664)	(180,707)	(724,822)
Total distributions to shareholders	(121,908)	(1,562,664)	(180,707)	(724,822)

CAPITAL TRANSACTIONS:
Subscriptions	18,420,238	10,275,965	24,764,879	14,391,536
Redemptions	(19,274,665)	(7,122,047)	(22,711,475)	(13,600,235)
Net increase (decrease) in net assets from capital transactions	(854,427)	3,153,918	2,053,404	791,301

NET INCREASE (DECREASE) IN NET ASSETS	6,410,834	8,383,444	4,950,395	6,670,884

NET ASSETS:
Beginning of the period	55,719,152	47,335,708	62,450,719	55,779,835
End of the period	$62,129,986	$55,719,152	$67,401,114	$62,450,719

SHARES TRANSACTIONS
Subscriptions	375,000	250,000	600,000	375,000
Redemptions	(400,000)	(175,000)	(550,000)	(350,000)
Total increase (decrease) in shares outstanding	(25,000)	75,000	50,000	25,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Impact Shares NAACP Minority Empowerment ETF
	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021
PER SHARE DATA:

Net asset value, beginning of period	$43.70	$39.45	$31.61	$27.64	$32.69	$23.17

INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.21	0.42	0.42	0.40	0.33	0.30
Net realized and unrealized gain (loss)(b)	5.89	5.03	7.86	4.63	(4.25)	9.68
Total from investment operations	6.10	5.45	8.28	5.03	(3.92)	9.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.42)	(0.44)	(0.40)	(0.32)	(0.35)
Net realized gains	—	(0.78)	—	(0.66)	(0.81)	(0.11)
Total distributions	(0.10)	(1.20)	0.44	(1.06)	(1.13)	(0.46)

Net asset value, end of period	$49.70	$43.70	$39.45	$31.61	$27.64	$32.69

TOTAL RETURN(c)	13.98%	14.04%	26.38%	18.90%	(12.70)%	43.35%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$62,130	$55,719	$47,336	$45,051	$35,236	$31,875
Ratio of expenses to average net assets(d)	0.49%	0.49%	0.49%	0.49%	0.49%	0.50	%(e)
Ratio of net investment income to average net assets(d)	0.89%	1.03%	1.22%	1.41%	1.00%	1.03%
Portfolio turnover rate(c)(f)	21%	24%	37%	9%	35%	49%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	The ratio of expenses to average net assets includes voluntary expense reimbursements. If these reimbursements were excluded, the ratio would have been 0.61% for the year ended June 30, 2021.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Impact Shares Women’s Empowerment ETF
	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021
PER SHARE DATA:

Net asset value, beginning of period	$39.65	$35.99	$30.63	$27.97	$32.85	$22.81

INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.21	0.37	0.33	0.35	0.27	0.21
Net realized and unrealized gain (loss)(b)	1.74	3.74	5.63	4.63	(3.99)	11.59
Total from investment operations	1.95	4.11	5.96	4.98	(3.72)	11.80

Net investment income	(0.12)	(0.45)	(0.33)	(0.34)	(0.27)	(0.47)
Net realized gains	—	—	(0.27)	(1.98)	(0.89)	(1.29)
Total distributions	(0.12)	(0.45)	(0.60)	(2.32)	(1.16)	(1.76)

Net asset value, end of period	$41.48	$39.65	$35.99	$30.63	$27.97	$32.85

TOTAL RETURN(c)
	4.90%	11.46%	19.64%	19.16%	(11.98)%	52.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$67,401	$62,451	$55,780	$40,588	$30,069	$29,562
Ratio of expenses to average net assets(d)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75	%(e)
Ratio of net investment income to average net assets(d)	1.01%	0.95%	1.01%	1.22%	0.83%	0.73%
Portfolio turnover rate(c)(f)	37%	21%	33%	17%	36%	39%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	The ratio of expenses to average net assets includes voluntary expense reimbursements. If these reimbursements were excluded, the ratio would have been 0.86% for the year ended June 30, 2021.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

December 31, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

The Impact Shares NAACP Minority Empowerment ETF (the “Minority ETF”) and the Impact Shares Women’s Empowerment ETF (the “Women’s ETF”), (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Tidal Trust III (the “Trust”). The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Minority ETF commenced operations on July 18, 2018 and the Women’s ETF commenced operations on August 24, 2018.

The investment objective of the Minority ETF is to seek investment results that, before fees and expenses, track the performance of the Morningstar® Minority Empowerment Index. The investment objective of the Women’s ETF is to seek investment results that, before fees and expenses, track the performance of the Morningstar® Women’s Empowerment Index.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to Financial Statements

December 31, 2025 (Unaudited)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2025:

Minority ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$61,736,105	$—	$—	$61,736,105
Money Market Funds	394,961	—	—	394,961
Total Investments	$62,131,066	$—	$—	$62,131,066

Women’s ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$67,168,630	$—	$—	$67,168,630
Money Market Funds	$230,355	$—	$—	$230,355
Total Investments	$67,398,985	$—	$—	$67,398,985

Notes to Financial Statements

December 31, 2025 (Unaudited)

Refer to the Schedules of Investments for further disaggregation of investment categories.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one- year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of December 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Notes to Financial Statements

December 31, 2025 (Unaudited)

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Equity Investing Risk. The market prices of equity securities owned by the Funds may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services and also may decline due to general industry or market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Ethnic Diversity Risk (NACP ETF Only). The returns on a portfolio of securities that excludes companies that are not ethnically diverse may trail the returns on a portfolio of securities that includes companies that are not ethnically diverse. Investing only in a portfolio of securities that are ethnically diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Gender Diversity Risk (WOMN ETF Only). The returns on a portfolio of securities that excludes companies that are not gender diverse may trail the returns on a portfolio of securities that includes companies that are not gender diverse. Investing only in a portfolio of securities that are gender diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Notes to Financial Statements

December 31, 2025 (Unaudited)

Index Performance Risk. The Funds seek to track indexes maintained by a third-party provider unaffiliated with the Funds or the Adviser. There can be no guarantee or assurance that the methodology used by the third-party provider to create the indexes will result in the Funds achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the indexes, or the daily calculation of the indexes, will be free from error. It is also possible that the value of the indexes may be subject to intentional manipulation by third-party market participants. The indexes used by the Funds may underperform other asset classes and may underperform other similar indexes. Each of these factors could have a negative impact on the performance of the Funds.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
Minority ETF	0.49%
Women’s ETF	0.75%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended December 31, 2025 are disclosed in the Statements of Operations.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian.

Notes to Financial Statements

December 31, 2025 (Unaudited)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b- 1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to Financial Statements

December 31, 2025 (Unaudited)

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended December 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Minority ETF	$11,730,994	$12,585,743
Women’s ETF	$23,430,026	$23,712,583

For the period ended, there were no purchases or sales of long-term U.S. government securities.

For the period ended, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Minority ETF	$17,992,372	$18,133,285
Women’s ETF	$24,264,446	$21,927,451

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended December 31, 2025 and the prior fiscal year ended June 30, 2025 were as follows:

Distributions paid from:	Minority ETF		Women’s ETF
Ordinary Income	$121,908	$546,194	$180,707	$724,822
Long-Term Capital Gains	—	1,016,470	—	—

As of the most recent fiscal year ended June 30, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Minority ETF	Women’s ETF
Cost of investments(a)	$41,025,733	$51,359,651
Gross tax unrealized appreciation	16,025,951	13,662,298
Gross tax unrealized depreciation	(1,330,488)	(2,573,946)
Net tax unrealized appreciation (depreciation)	14,695,463	11,088,352
Undistributed ordinary income (loss)	120,882	—
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings	120,882	—
Other accumulated gain (loss)	(407,021)	(685,297)
Total distributable earnings/(accumulated losses)	$14,409,324	$10,403,055

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to XX.

Notes to Financial Statements

December 31, 2025 (Unaudited)

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended June 30, 2025, the Funds had not elected to defer any post-October or late-year losses.

As of June 30, 2025, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire.

Fund	Short-Term	Long-Term
Minority ETF	$207,363	$199,658
Women’s ETF	109,155	576,142

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offer one class of Shares, which have no front- end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Notes to Financial Statements

December 31, 2025 (Unaudited)

NOTE 10 - NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023- 09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Funds have adopted ASU 2023-09, which did not have a material impact on the Funds’ financial statements or disclosures.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The aggregate remuneration paid to the Registrant’s trustees, officers and others, if any, is included in Item 7 of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	March 9, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	March 9, 2026

* Print the name and title of each signing officer under his or her signature.